PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 762	$ 3,365	$ 4,890	$ 10,096
Loss from disposal			$ 12,593